Note 9 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2014
Estimated fair value	$1.06 - $1.31
Expected life (years)	10
Risk free interest rate	1.72 –2.17%
Volatility	73.26%
2014
Estimated fair value	$0.54 - $0.99
Expected life (years)	5.26 - 5.50
Risk free interest rate	0.80 - 1.69%
Volatility	211.91%
2014
Estimated fair value	$1.00
Expected life (years)	5.00 - 7.25
Risk free interest rate	0.44 - 2.19%
Volatility	227.71%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted Avg. Exercise Price	Weighted Avg. Grant Date Value

Outstanding, January 1, 2013	1,083,333	$1.41	$.88
Granted	528,000	1.09	0.77
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding, December 31, 2013	1,611,333	1.30	0.85
Granted	1,253,026	1.00	1.00
Exercised	100	1.00	1.00
Forfeited	-	-	-
Expired	-	-	-
Outstanding, December 31, 2014	2,864,259	$1.16	$0.91

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Exercise Price	Options Outstanding	Average Remaining Contractual Lives (Years)	Options Exercisable	Non-Vested Options
$1.41	1,083,333	1.8	1,083,333	-
$1.00	1,780,926	8.5	1,560,130	220,796
	2,864,259		2,643,463	220,796